Shareholder Report, Line Graph (Details) 74200009500_Franklin New York Intermediate-Term Tax-Free Income Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 11,117	$ 10,263	$ 10,008	$ 11,234	$ 10,953	$ 10,771	$ 10,048	$ 10,180	$ 10,188	$ 9,775	$ 11,329
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,428	11,260	10,968	12,393	12,076	11,601	10,687	10,650	10,558	10,000	$ 12,601
Bloomberg New York Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg New York Municipal Bond Index
Accumulated Value	$ 12,295	$ 11,089	$ 10,754	$ 12,215	$ 11,811	$ 11,499	$ 10,621	$ 10,622	$ 10,535	$ 10,000	$ 12,407